Charles Schwab Investment Management, Inc.

211 Main Street

San Francisco, CA 94105

December 21, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Schwab Investments (“Trust”) (File Nos. 033-37459 and 811-06200)

Schwab® Short-Term Bond Index Fund	Schwab® Tax-Free Bond Fund
Schwab® Treasury Inflation Protected Securities Index Fund	Schwab® California Tax-Free Bond Fund
Schwab® U.S. Aggregate Bond Index Fund	Schwab® Opportunistic Municipal Bond Fund

Post-Effective Amendment No. 167

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the prospectuses and statements of additional information, dated December 17, 2021, for the above-named funds that would have been filed pursuant to Rule 497(c) do not differ from the prospectuses and statements of additional information in the most recently electronically filed Post-Effective Amendment, as referenced above, for the above-named Trust.

Respectfully,

/s/ Alexandra Riedel

Alexandra Riedel

Corporate Counsel